N-2	Nov. 16, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001833936
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK HEDGE FUND GUIDED PORTFOLIO SOLUTION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A	Class I
Maximum Sales Load (as a percentage of the offering price) (1)	None	None

(1)
The Distributor acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through financial intermediaries that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (expenses that you pay each year as a percentage of average net assets attributable to Shares)
Management Fees (2)(6)	0.55%	0.55%
Distribution and Servicing Fees (3)	0.75%	None
Other Expenses	1.01%	0.88%
Acquired Fund Fees and Expenses (4)(5)	6.54%	6.54%
Total Annual Fund Operating Expenses (5)	8.85%	7.97%
Fee Waivers and/or Expense Reimbursements (2)(6)	(0.13)%	(0.09)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (2)(6)	8.72%	7.88%
(2)
The Advisor receives an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to 0.55% of the Fund’s month-end NAV. Effective January 1, 2024, the Advisor has contractually agreed to waive the entirety of its management fee until June 30, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). Because it expires on June 30, 2024, the Fee Reduction Agreement is not reflected in the amounts for Fee Waivers and/or Expense Reimbursements. See “Management of the Fund—Advisor,” “Management of the Fund—Investment Management Agreement.”

(3)
Class I Shares are not subject to a distribution fee or shareholder servicing fee. Class A Shares are subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. The Distributor uses these fees, in respect of the Class A Shares, to compensate financial intermediaries for distribution-related expenses, if applicable, and providing ongoing services in respect of clients who own Class A Shares of the Fund. See “Plan of Distribution.”

(4)
The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

(5)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

(6)
The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit “Other Expenses” to 0.80% of the Fund’s average monthly value of the net assets of each Share class (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund. Such recoupment arrangement will terminate on April 1, 2028. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the following example is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. This example is based on the estimated fees and expenses incurred by the Fund, including the Acquired Fund Fees and Expenses, as set out in the table above and should not be considered a representation of future expenses. The Expense Agreement for the Fund expires on June 30, 2025; thus, the Fee Waiver and/or Expense Reimbursement set out in the table above is reflected in the example through such date. The Expense Agreement for the Fund continues from year to year if approved by a majority of the Fund’s Independent Trustees. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Actual expenses may be greater or less than those shown.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$86	$249	$401	$732
Class I Shares	$78	$228	$369	$688

Purpose of Fee Table , Note [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold Shares.
The purpose of the table above is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management of the Fund,” “Administration and Accounting Services,” “Fund Expenses,” “Purchasing Shares” and “Repurchases of Shares.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The assumed 5% annual return, which is required by the SEC, is not a prediction of, and does not represent, the projected or actual performance of the Fund.
You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return. The rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the investment management fee paid by the Fund.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Management Fee not based on Net Assets, Note [Text Block]	The Advisor receives an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to 0.55% of the Fund’s month-end NAV. Effective January 1, 2024, the Advisor has contractually agreed to waive the entirety of its management fee until June 30, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). Because it expires on June 30, 2024, the Fee Reduction Agreement is not reflected in the amounts for Fee Waivers and/or Expense Reimbursements. See “Management of the Fund—Advisor,” “Management of the Fund—Investment Management Agreement.”
Acquired Fund Fees and Expenses, Note [Text Block]
(4)
The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.

Acquired Fund Total Annual Expenses, Note [Text Block]
(5)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	expenses that you pay each year as a percentage of average net assets attributable to Shares
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%	[2],[3]
Distribution/Servicing Fees [Percent]	0.75%	[4]
Acquired Fund Fees and Expenses [Percent]	6.54%	[5],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.01%
Total Annual Expenses [Percent]	8.85%	[5]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[2],[3]
Net Expense over Assets [Percent]	8.72%	[2],[3]
Expense Example, Year 01	$ 86
Expense Example, Years 1 to 3	249
Expense Example, Years 1 to 5	401
Expense Example, Years 1 to 10	$ 732
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.55%	[2],[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	6.54%	[5],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.88%
Total Annual Expenses [Percent]	7.97%	[5]
Waivers and Reimbursements of Fees [Percent]	(0.09%)	[2],[3]
Net Expense over Assets [Percent]	7.88%	[2],[3]
Expense Example, Year 01	$ 78
Expense Example, Years 1 to 3	228
Expense Example, Years 1 to 5	369
Expense Example, Years 1 to 10	$ 688

[1]	The Distributor acts as distributor for the Fund’s Shares and serves in that capacity on a reasonable best efforts basis, subject to various conditions. Shares will be offered only through financial intermediaries that have entered into selling agreements with the Distributor. While neither the Fund nor the Distributor imposes a sales charge on Class A Shares or Class I Shares, for investors that purchase Class A Shares or Class I Shares through certain financial intermediaries, those financial intermediaries may directly charge investors transaction or other fees in such amount as they may determine.
[2]	The Advisor receives an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to 0.55% of the Fund’s month-end NAV. Effective January 1, 2024, the Advisor has contractually agreed to waive the entirety of its management fee until June 30, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). Because it expires on June 30, 2024, the Fee Reduction Agreement is not reflected in the amounts for Fee Waivers and/or Expense Reimbursements. See “Management of the Fund—Advisor,” “Management of the Fund—Investment Management Agreement.”
[3]	The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit “Other Expenses” to 0.80% of the Fund’s average monthly value of the net assets of each Share class (the “Expense Cap”). Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to reimbursement by the Fund. Such recoupment arrangement will terminate on April 1, 2028. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement. The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[4]	Class I Shares are not subject to a distribution fee or shareholder servicing fee. Class A Shares are subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. The Distributor uses these fees, in respect of the Class A Shares, to compensate financial intermediaries for distribution-related expenses, if applicable, and providing ongoing services in respect of clients who own Class A Shares of the Fund. See “Plan of Distribution.”
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
[6]	The “Acquired Fund Fees and Expenses” include the Fund’s share of operating expenses and performance-based incentive fees of the underlying Portfolio Funds as well as any direct fees charged by such Portfolio Funds (e.g., redemption fees) in which the Fund invests. The costs to be incurred at the underlying Portfolio Fund level include management fees, administration fees, professional fees, incentive fees and other operating expenses. Each Portfolio Fund’s expenses will vary. In addition, the underlying Portfolio Funds will also incur trading expenses, including interest and dividend expenses, which are the product of investment strategies employed by the Managers. In addition, for recently launched Portfolio Funds in which the Fund may invest, the Acquired Fund Fees and Expenses may tend to be significantly greater in the initial years as startup costs are being borne over a smaller invested capital base. Generally, fees payable to Managers are estimated to range from 1% to 3% (annualized) of the average NAV of the Portfolio Funds. In addition, certain Managers of the Portfolio Funds charge an incentive allocation or fee generally ranging from 10% to 30% of a Portfolio Fund’s net profits. The Fund will bear its pro rata portion of these fees. These fees payable to Managers are estimates and may be higher or lower than the numbers shown.